Average Annual Total Returns{- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2040 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2040 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2040 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2040 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2040 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2040 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0270 Past 1 year	F0270 Since Inception
Total	16.45%	13.74%	[1]	13.70%	11.88%	[1]	10.75%	10.33%	[1]	28.71%	18.13%	[1]	16.17%	13.11%	[1]

[1]	(a)From August 31, 2018